Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 83,404	$ 90,503
Short term investments		72,824
Trade and other receivables (note 5)	47,707	32,769
Inventories (note 6)	14,471	14,386
Other current assets (note 7)	5,495	7,341
Assets held for sale (note 8)	1,069	1,097
Total current assets	152,146	218,920
NON-CURRENT ASSETS:
Mineral properties and exploration and evaluation assets (note 9)	353,519	312,800
Plant and equipment (note 10)	378,509	192,200
Investment in associates (note 11)	1,331	4,277
Long-term receivables and other (note 12)	38,389	15,241
Deposits and advances to contractors (note 13)	12,171	43,079
Total assets	936,065	786,517
CURRENT LIABILITIES:
Trade and other payables (note 14)	65,286	48,734
Income taxes payable	12,400	8,358
Current portion of lease obligations (note 3(u) and 16)	8,831	3,395
Current portion of closure and rehabilitation provisions (note 19)	3,257	841
Total current liabilities	89,774	61,328
NON-CURRENT LIABILITIES:
Debt (note 17)	146,535	69,302
Deferred tax liabilities (note 28)	20,915	31,444
Closure and rehabilitation provisions (note 19)	27,868	15,102
Lease obligations (notes 3(u) and 16)	15,048	5,371
Other liabilities (note 18)	499	1,166
Total liabilities	300,639	183,713
EQUITY:
Share capital (note 21)	422,145	420,467
Reserves	26,094	18,946
Retained earnings	187,187	163,391
Total shareholders' equity	635,426	602,804
Total liabilities and shareholders' equity	$ 936,065	$ 786,517